FINANCIAL ASSETS (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current financial assets:	€ 9,659	€ 13,494
Cash and cash equivalents	49,983	40,307	€ 41,278	€ 53,808
Amortized cost debt instruments [Member]
IfrsStatementLineItems [Line Items]
Current financial assets:	67,483	62,923
Trade receivables and other current assets (Note 9)	7,841	9,122
Current financial assets	9,659	13,494
Cash and cash equivalents	49,983	40,307
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Current financial assets:	67,482	62,923
Trade receivables and other current assets (Note 9)	7,841	9,122
Current financial assets	9,659	13,494
Cash and cash equivalents	49,983	40,307
Fair Value [Member]
IfrsStatementLineItems [Line Items]
Current financial assets:	67,482	62,923
Trade receivables and other current assets (Note 9)	7,841	9,122
Current financial assets	9,659	13,494
Cash and cash equivalents	€ 49,983	€ 40,307